Acquisitions and Related Transactions 2011 Transactions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	May 25, 2010	Dec. 31, 2012 ETP [Member] Lone Star L.L.C. [Member]	Sep. 30, 2011 ETP [Member] Lone Star L.L.C. [Member]	Dec. 31, 2012 Regency [Member] Lone Star L.L.C. [Member]	Sep. 30, 2011 Regency [Member] Lone Star L.L.C. [Member]
Business Acquisition [Line Items]
Subsidiary Interest in Joint Venture			70.00%	70.00%	30.00%	30.00%
Business Combination, Consideration Transferred	$ 1,980
Business Acquisition, Cost of Acquired Entity, Cash Paid		$ 305.0	$ 1,380.0		$ 592.7